COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company has several operating leases for an office in Fort Lauderdale, Florida, the Sacred Mushroom Psilocybin Service Center in Portland, Oregon, an apartment used by Officers and Consultants for the Company in Portland, Oregon when they are working in Portland and one retail store locations in Oregon under arrangements classified as leases under ASC 842.

Effective June 1, 2019, the Company leased the office space in Fort Lauderdale, Florida under a 2-year operating lease expiring May 31, 2021 at a rate of $1,802 per month. On June 1, 2021 the lease was extended for another year and on June 1 in 2022 the lease was extended for an additional year. The current monthly payment inclusive of sales tax and operating expenses is $2,136 with right of use liabilities of $18,722. The lease was terminated on May 30, 2023. On October 1, 2023, the lease was extended for another year, and as of October 1, 2024 the Company is leasing the space on a month-to-month basis

Effective May 15, 2014, the Company leased a unit in Portland, Oregon under a 5-year operating lease expiring May 15, 2019. In May 2019, the lease had been extended to April 30, 2024. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. In February 2024, the landlord and the Company agreed to terminate the lease and the Company own $8,650 rent after $5,000 against the rent deposit. As of September 30, 2024, right of use liabilities and right of use assets are all $0.

On September 21, 2023, the Company executed a lease for approximately 11,000 square feet of space in Portland, OR for its psilocybin business. The space takes up the entire seventh floor of commercial building which has floor to ceiling windows offering sweeping views of the Portland Skyline, and has an existing substantial kitchen/ café area that the Company intends to utilize for a “Microdosing Café” concept, as well as already constructed rooms that the Company intends to utilize for individual and group Psilocybin sessions. The lease is for one year with option for an additional two years, if all conditions are met. The lease does not commence until such time as the Company has received notice of OHA Psilocybin Service Center License approval for the location.

The Company has escrowed $51,817.75 with an Oregon-licensed attorney in Oregon (“Escrow Holder”) pursuant to an escrow agreement between Tenant, Landlord and the Escrow Holder, of which $38,893.75 (the “Prepaid Rent”) is prepaid Base Rent and Additional Rent for months 1 through 5 of the Term and $12,925 is the Security Deposit. The lease commencement date is April 1, 2024 at a rate of $10,761 per month and $142,230 right of use assets and right of use liability were recorded.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 9.32% to estimate the present value of the right of use liability.

The Company has right-of-use assets of $83,155 and operating lease liabilities of $83,155 as of September 30, 2024. Rent expenses for the nine months ended September 31, 2024 and 2023 were $235,463 and $65,778, respectively. The big changes were due to the new lease in Oregon and per the leasing agreement, the Company issued 2,500,000 shares to the building owner which value was around $101,500.

Maturity of Lease Liabilities at September 30, 2024
Amount
2024	32,283
2025	53,805
Total lease payments	86,088
Less: Imputed interest	2,933
Present value of lease liabilities	$83,155

Leased assets	Operating Lease Liability	Remaining months	Weighted average
	As of September 30, 2024		remaining term
FDT	83,155	8	8
Total	83,155		8

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company has several operating leases for an office in Fort Lauderdale, Florida and four retail store locations in Oregon under arrangements classified as leases under ASC 842.

Effective June 1, 2019, the Company leased the office space in Fort Lauderdale, Florida under a 2-year operating lease expiring May 31, 2021 at a rate of $1,802 per month. On June 1, 2021 the lease was extended for another year and on June 1 in 2022 the lease was extended for an additional year. The current monthly payment inclusive of sales tax and operating expenses is $2,136 with right of use liabilities of $18,722. The lease was terminated on May 30, 2023. On October 1, 2023, the lease was extended for another year.

Effective May 15, 2014, the Company leased a unit in Portland, Oregon under a 5-year operating lease expiring May 15, 2019. In May 2019, the lease had been extended to May 15, 2024. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. The current monthly payment is $3,100 with right of use liabilities of $12,163 as of December 31, 2023.

Effective May 22, 2015, the Company leased a unit in Salem, Oregon under a 5-year operating lease expiring May 31, 2020. In May 2020, the lease had been extended to May 31, 2025. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. The lease was extended for an additional 5 years. The current monthly payment is $5,140 with right of use liabilities of $124,819 as of March 31, 2023.This lease was terminated as of April 19, 2023 as part of a settlement with the Landlord on the three (3) outstanding retail store leases that the Company had outstanding in Salem, Oregon for locations that were closed, and no funds are owed for the leases.

Effective April 15, 2016, the Company leased a unit in Salem, Oregon under a 5-year operating lease expiring April 15, 2021. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. The current monthly payment is $0 with right of us liabilities of $0. This lease was terminated as of April 19, 2023 as part of a settlement with the Landlord on the three (3) outstanding retail store leases that the Company had outstanding in Salem, Oregon for locations that were closed, and no funds are owed for the leases.

Effective April 15, 2016, the Company leased a unit in Salem, Oregon under a 5-year operating lease expiring April 15, 2021. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. The current monthly payment is $0 with right of us liabilities of $0. This lease was terminated as of April 19, 2023 as part of a settlement with the Landlord on the three (3) outstanding retail store leases that the Company had outstanding in Salem, Oregon for locations that were closed, and no funds are owed for the leases.

On September 21, 2023, the Company executed a lease for approximately 11,000 square feet of space in Portland, OR for its psilocybin business. The space takes up the entire seventh floor of commercial building which has floor to ceiling windows offering sweeping views of the Portland Skyline, and has an existing substantial kitchen/ café area that the Company intends to utilize for a “Microdosing Café” concept, as well as already constructed rooms that the Company intends to utilize for individual and group Psilocybin sessions. The lease is for one year with option for an additional two years, if all conditions are met. The lease does not commence until such time as the Company has received notice of OHA Psilocybin Service Center License approval for the location.

The Company has escrowed $51,817.75 with an Oregon-licensed attorney in Oregon (“Escrow Holder”) pursuant to an escrow agreement between Tenant, Landlord and the Escrow Holder, of which $38,893.75 (the “Prepaid Rent”) is prepaid Base Rent and Additional Rent for months 1 through 5 of the Term and $12,925 is the Security Deposit (defined below). Tenant shall pay all fees charged by the Escrow Holder for holding the Prepaid Rent and Security Deposit pursuant to the escrow agreement. The Prepaid Rent and Security Deposit shall be released to Landlord promptly upon Lease Commencement. Tenant shall promptly execute any documents required by Escrow Company for such release upon Lease Commencement

As noted above, the one (1) lease that the Company entered into on June 1, 2015 and the two (2) leases that the Company entered into effective April 15, 2016 were terminated as part of a settlement with the landlord entered into on April 19, 2023 concurrent with a payment of $75,000 which resolved all outstanding liabilities of the Company and its subsidiaries for the leases. The Company booked $151,082 as gain from this ROU settlement.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 9.32% to estimate the present value of the right of use liability.

The Company has right-of-use assets of $29,865 and operating lease liabilities of $30,885 as of December 31, 2023. Operating lease expenses for the year ended December 31, 2023 and 2022 were $83,202 and $193,182, respectively. The big changes were due to the termination of the three stores lease. As the closure of 3 stores, the Company evaluated long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Hence, the Company has recorded $151,082 in impairment gain related to right-of-use assets during the year ended December 31, 2023.

Maturity of lease liabilities at December 31, 2023	Amount
2024	31,861
2025	-
Total lease payments	31,861
Less: imputed interest	(976.00)
Present value of lease liabilities	30,885

Leased assets	Operating Lease Liability As of December 31, 2023	Remaining months	Weighted average remaining term
KAYA	18,722	9	5.49
MJAI	12,163	4	1.56
Total	30,885	7.05